Fair Value (Details) - Schedule of reconciliation of fair values - Private Warrants [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value balance at beginning of period	$ 63,178	$ 311,376	$ 311,376
Change in fair value reported in the statements of operations	(18,051)	175,996
Fair value balance at end of period	$ 45,127	$ 487,372	$ 63,178